Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized contractual commitments [abstract]
Assets held under finance leases	€ 574	€ 528	€ 552
Non-current pledged or mortgaged assets	453	107	121
Collateralized current assets	21	19	27
Total	€ 1,048	€ 654	€ 700